Note Payable - Schedule of Carrying Value of Senior Notes (Details Narrative) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes Payable [Abstract]
Principal value of Senior Note	$ 10,050,000	$ 375,000	$ 889,000
Original issue discount	(2,650,000)		$ (456,000)
Discount resulting from allocation of proceeds to warrant liability	(7,400,000)
Amortization of discount	1,005,000
Net carrying value of Senior Note	$ 1,005,000